Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)		Dec. 31, 2021 MXN ($)		Dec. 31, 2023 USD ($)
Disclosure of Operating Segments [Line Items]
External revenues		$ 816,012,844		$ 844,501,397		$ 830,687,452
Total revenues		816,012,844	$ 48,303	844,501,397		830,687,452
Depreciation and amortization		151,786,064	8,985	158,633,786		156,302,992
Operating income		167,783,515		170,870,752		167,556,250
Interest income		9,628,340	570	4,823,579		3,834,150
Interest expense		44,545,241	2,637	41,258,803		35,738,305
Income tax		34,544,003	2,045	46,044,089		32,717,477
Equity interest in net result of associated companies		(5,371,824)		(1,811,432)		113,918
Net profit (loss) attributable to equity holders of the parent continues operations		76,110,617	$ 4,505	82,878,406		68,187,225
Net profit (loss) attributable to equity holders of the parent discontinued operations		0		(6,719,015)		124,235,942
Net profit (loss) attributable to equity holders of the parent		76,110,617		76,159,391		192,423,167
Assets by segment		1,564,185,960		1,618,099,344		1,689,649,849		$ 92,591
Plant, property and equipment, net		619,411,625		618,872,491		633,024,004
Revalued of assets		9,239,279		38,353,719		98,172,675
Goodwill		146,078,897		141,121,365		136,578,194		8,647
Trademarks, net		2,767,165		3,014,557		3,292,163
Licenses and rights, net		99,897,626		107,795,187		123,286,860
Investments in associated companies		14,380,463		23,975,462		3,052,481
Liabilities by segments		1,142,483,578		1,180,270,071		1,235,608,123		$ 67,629
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues		248,890,778		236,608,249		225,219,719
Intersegment revenues		9,896,948		9,290,955		18,041,465
Total revenues		258,787,726		245,899,204		243,261,184
Depreciation and amortization		26,640,899		26,383,113		25,797,791
Operating income		84,816,739		76,708,954		77,783,972
Interest income		27,202,474		18,336,415		14,864,242
Interest expense		28,164,647		24,909,724		24,586,641
Income tax		30,378,228		30,642,242		25,002,390
Equity interest in net result of associated companies		(5,458,577)		(1,821,608)		85,648
Net profit (loss) attributable to equity holders of the parent continues operations				63,711,537		34,195,093
Net profit (loss) attributable to equity holders of the parent		43,053,030		63,711,537		34,195,093
Assets by segment		1,029,618,098		1,042,849,460		999,502,407
Plant, property and equipment, net		46,695,107		49,677,868		50,420,866
Goodwill		26,434,428		26,481,707		26,965,618
Trademarks, net		110,950		110,397		90,673
Licenses and rights, net		10,555,645		10,559,914		11,081,972
Investments in associated companies		19,797,046		24,656,295		4,725,279
Liabilities by segments		628,519,912		621,482,350		679,954,783
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues		84,821,370		83,046,967		87,189,642
Intersegment revenues		17,010,698		16,937,889		15,237,420
Total revenues		101,832,068		99,984,856		102,427,062
Depreciation and amortization		14,333,486		13,171,616		12,740,332
Operating income		12,063,692		16,172,472		21,100,316
Interest income		1,465,927		925,158		758,126
Interest expense		7,176,879		3,342,459		1,385,103
Income tax		(625,561)		2,767,673		2,496,010
Equity interest in net result of associated companies		41,642		31,000		44,525
Net profit (loss) attributable to equity holders of the parent continues operations				(373,036)		4,594,450
Net profit (loss) attributable to equity holders of the parent		(5,278,857)		(373,036)		4,594,450
Assets by segment		238,216,814		215,543,807		195,869,232
Plant, property and equipment, net		150,219,598		134,928,482		118,056,718
Goodwill		215,381		215,381		215,381
Trademarks, net		87,404		118,634		149,865
Licenses and rights, net		92,065		106,659		129,233
Investments in associated companies		586,515		550,493		522,403
Liabilities by segments		236,678,379		204,294,033		176,177,522
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues		162,224,734		165,804,342		148,729,232
Intersegment revenues		4,485,048		5,075,716		4,044,386
Total revenues		166,709,782		170,880,058		152,773,618
Depreciation and amortization		44,302,136		43,422,821		40,342,871
Operating income		25,618,154		26,665,816		21,867,457
Interest income		4,252,205		2,679,103		2,104,574
Interest expense		25,691,398		23,411,387		15,875,138
Income tax		(1,730,068)		454,205		(9,603,701)
Equity interest in net result of associated companies		32,776		20,864		4,575
Net profit (loss) attributable to equity holders of the parent continues operations				10,254,969		14,185,905
Net profit (loss) attributable to equity holders of the parent		9,866,950		10,254,969		14,185,905
Assets by segment		383,653,519		407,802,373		407,458,440
Plant, property and equipment, net		150,226,089		159,382,793		153,607,199
Revalued of assets						33,004,669
Goodwill		29,437,800		31,085,202		15,335,322
Licenses and rights, net		32,446,402		37,638,695		39,620,009
Investments in associated companies		57,133		22,708		65,699
Liabilities by segments		313,072,959		297,234,805		273,655,967
Operating segments [member] | Southern Cone Argentina [member]
Disclosure of Operating Segments [Line Items]
External revenues		18,884,623		34,363,532	[1]	35,419,511	[1]
Intersegment revenues		38,080		153,155	[1]	224,300	[1]
Total revenues		18,922,703		34,516,687	[1]	35,643,811	[1]
Depreciation and amortization		5,677,627		9,002,551	[1]	7,581,101	[1]
Operating income		515,233		2,570,848	[1]	3,520,432	[1]
Interest income		543,248		718,676	[1]	820,505	[1]
Interest expense		968,299		2,258,095	[1]	2,518,149	[1]
Income tax		(4,760,360)		(286,202)	[1]	1,951,409	[1]
Equity interest in net result of associated companies		(1,814)		(2,198)	[1]	(19,073)	[1]
Net profit (loss) attributable to equity holders of the parent continues operations	[1]			(700,478)		(2,999,123)
Net profit (loss) attributable to equity holders of the parent		(8,101,032)		(700,478)	[1]	(2,999,123)	[1]
Assets by segment		53,570,541		79,283,120	[1]	77,951,595	[1]
Plant, property and equipment, net		21,087,810		38,525,335	[1]	38,039,995	[1]
Revalued of assets	[1]					2,192,978
Goodwill	[1]			199,984		198,010
Licenses and rights, net		10,603,388		12,137,641	[1]	11,824,500	[1]
Investments in associated companies		993		(19,866)	[1]	(34,401)	[1]
Liabilities by segments		36,668,486		47,430,485	[1]	45,203,170	[1]
Operating segments [member] | Southern Cone Uruguay And Paraguay [member]
Disclosure of Operating Segments [Line Items]
External revenues		3,995,812		4,456,541	[1]	4,825,315	[1]
Intersegment revenues		9,876		64,779	[1]	(73,993)	[1]
Total revenues		4,005,688		4,521,320	[1]	4,751,322	[1]
Depreciation and amortization		1,319,462		1,808,414	[1]	2,010,624	[1]
Operating income		(444,485)		(778,032)	[1]	(549,329)	[1]
Interest income		4,231		3,463	[1]	2,165	[1]
Interest expense		113,909		316,945	[1]	275,047	[1]
Income tax		(1,721)		126,003	[1]	(1,168,564)	[1]
Net profit (loss) attributable to equity holders of the parent continues operations	[1]			(231,151)		152,766
Net profit (loss) attributable to equity holders of the parent		(294,922)		(231,151)	[1]	152,766	[1]
Assets by segment		9,187,465		10,258,999	[1]	58,312,728	[1]
Plant, property and equipment, net		4,089,689		4,149,285	[1]	26,824,991	[1]
Revalued of assets	[1]					3,966,099
Goodwill		201,912				4,993,831	[1]
Licenses and rights, net		1,017,772		827,380	[1]	1,966,503	[1]
Liabilities by segments		4,512,644		7,120,057	[1]	27,977,789	[1]
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues		62,342,147		70,925,374		79,312,071
Intersegment revenues		376,010		374,225		360,638
Total revenues		62,718,157		71,299,599		79,672,709
Depreciation and amortization		13,360,622		13,085,226		15,067,211
Operating income		9,958,999		14,170,936		15,165,356
Interest income		867,151		624,304		431,314
Interest expense		3,342,195		2,699,010		2,240,707
Income tax		1,427,740		2,286,809		3,112,946
Net profit (loss) attributable to equity holders of the parent continues operations				6,486,771		5,959,563
Net profit (loss) attributable to equity holders of the parent		4,180,800		6,486,771		5,959,563
Assets by segment		115,103,155		104,769,670		133,232,525
Plant, property and equipment, net		53,038,210		44,999,710		48,888,907
Revalued of assets		8,040,753		7,700,459		10,266,464
Goodwill		9,304,613		8,495,090		11,685,585
Licenses and rights, net		10,227,439		8,068,013		11,384,533
Investments in associated companies						351
Liabilities by segments		59,510,611		57,393,854		65,631,866
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues		52,903,716		55,426,258		52,888,323
Intersegment revenues		87,974		72,142		73,828
Total revenues		52,991,690		55,498,400		52,962,151
Depreciation and amortization		10,084,882		10,698,869		11,211,523
Operating income		10,638,985		8,262,395		7,457,802
Interest income		2,338,242		906,176		833,540
Interest expense		2,333,600		860,572		1,213,421
Income tax		4,141,240		2,870,743		2,375,281
Net profit (loss) attributable to equity holders of the parent continues operations				6,122,291		4,180,473
Net profit (loss) attributable to equity holders of the parent		7,769,059		6,122,291		4,180,473
Assets by segment		98,293,206		85,782,831		95,719,937
Plant, property and equipment, net		30,416,383		33,480,299		34,395,339
Revalued of assets				5,938,449		8,389,460
Goodwill		4,603,998		4,678,851		4,688,154
Trademarks, net		555
Licenses and rights, net		3,180,343		4,271,910		5,502,139
Liabilities by segments		46,189,708		36,223,727		44,676,727
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues		43,964,411		47,054,127	[2]	45,406,174	[2]
Intersegment revenues		99,850		160,459	[2]	62,764	[2]
Total revenues		44,064,261		47,214,586	[2]	45,468,938	[2]
Depreciation and amortization		10,028,603		11,178,361	[2]	10,830,440	[2]
Operating income		6,956,209		7,540,132	[2]	8,700,382	[2]
Interest income		621,068		431,741	[2]	269,379	[2]
Interest expense		1,325,213		1,033,792	[2]	1,061,526	[2]
Income tax		1,728,005		1,708,728	[2]	2,940,404	[2]
Equity interest in net result of associated companies		(1,143)
Net profit (loss) attributable to equity holders of the parent continues operations	[2]			5,059,038		4,746,847
Net profit (loss) attributable to equity holders of the parent		4,733,871		5,059,038	[2]	4,746,847	[2]
Assets by segment		91,976,207		96,321,649	[2]	101,725,955	[2]
Plant, property and equipment, net		42,790,489		41,312,113	[2]	42,407,727	[2]
Revalued of assets	[2]					9,113,632
Goodwill		6,279,966		6,312,511	[2]	6,002,380	[2]
Licenses and rights, net		4,660,729		3,599,560	[2]	5,220,437	[2]
Investments in associated companies		19,747		23,896	[2]	26,348	[2]
Liabilities by segments		37,051,349		42,725,447	[2]	42,823,861	[2]
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues		37,148,876		40,859,951		37,858,979
Intersegment revenues		1,119,554		1,854,029		2,069,648
Total revenues		38,268,430		42,713,980		39,928,627
Depreciation and amortization		7,189,119		7,133,908		6,987,129
Operating income		7,723,115		10,284,834		8,661,475
Interest income		1,616,687		701,794		701,785
Interest expense		1,735,648		1,152,370		1,066,733
Income tax		1,674,363		2,432,392		2,171,594
Net profit (loss) attributable to equity holders of the parent continues operations				6,649,004		5,151,166
Net profit (loss) attributable to equity holders of the parent		5,604,618		6,649,004		5,151,166
Assets by segment		101,862,049		101,143,182		102,949,901
Plant, property and equipment, net		35,214,165		40,606,623		41,601,009
Revalued of assets				1,434,188		2,564,149
Goodwill		14,186,723		14,186,723		14,186,723
Trademarks, net		185,566		220,350		229,000
Licenses and rights, net		8,593,842		10,124,134		10,847,685
Liabilities by segments		47,864,665		48,434,551		53,885,848
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues		100,836,377		105,956,056		113,838,486
Total revenues		100,836,377		105,956,056		113,838,486
Depreciation and amortization		21,008,775		22,761,938		27,469,463
Operating income		15,751,978		16,155,520		13,421,147
Interest income		392,951		229,958		116,031
Interest expense		1,971,189		1,281,857		2,414,415
Income tax		2,785,214		3,151,281		3,438,161
Equity interest in net result of associated companies		15,292		(39,490)		(1,757)
Net profit (loss) attributable to equity holders of the parent continues operations				11,795,662		8,313,018
Net profit (loss) attributable to equity holders of the parent		11,145,743		11,795,662		8,313,018
Assets by segment		167,594,129		154,774,150		210,944,575
Plant, property and equipment, net		86,706,171		72,272,633		79,764,422
Revalued of assets		1,198,526		23,280,623		28,675,224
Goodwill		55,414,076		49,465,916		52,307,190
Trademarks, net		2,382,690		2,565,176		2,822,625
Licenses and rights, net		18,520,001		20,461,281		25,709,849
Investments in associated companies		17,175		2,058
Liabilities by segments		93,944,278		97,527,392		134,357,142
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues		(33,124,038)		(33,983,349)		(40,040,456)
Total revenues		(33,124,038)		(33,983,349)		(40,040,456)
Depreciation and amortization		(2,159,547)		(13,031)		(3,735,493)
Operating income		(5,815,104)		(6,883,123)		(9,572,760)
Interest income		(29,675,844)		(20,733,209)		(17,067,511)
Interest expense		(28,277,736)		(20,007,408)		(16,898,575)
Income tax		(473,077)		(109,785)		1,547
Net profit (loss) attributable to equity holders of the parent continues operations				(25,896,201)		(10,292,933)
Net profit (loss) attributable to equity holders of the parent		3,431,357		(25,896,201)		(10,292,933)
Assets by segment		(724,889,223)		(680,429,897)		(694,017,446)
Plant, property and equipment, net		(1,072,086)		(462,650)		(983,169)
Investments in associated companies		(6,098,146)		(1,260,122)		(2,253,198)
Liabilities by segments		$ (361,529,413)		$ (279,596,630)		$ (308,736,552)

[1]	Discontinued operations (ClaroVTR joint venture)
[2]	Discontinued operations (Panama disposal)